Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2017	Jan. 01, 2016	Mar. 31, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares offered for public offering			6,037,500
Proceeds from secondary public offering				$ 64,900,000
Common stock reserved for future issuance					9,858,000
Options outstanding					8,228,387	5,749,015	5,011,063
Total stock-based compensation capitalized as part of cost of inventory					$ 200,000	$ 100,000
Stock-based compensation expenses					11,660,000	13,096,000	$ 14,995,000
Unamortized compensation expense					$ 14,000,000
Share-based compensation expense remaining vesting term					1 year 10 months 24 days
Expected dividend yield					0.00%
Selling, general & administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses					$ 9,360,000	10,517,000	11,886,000
Non-employees [Member] | Selling, general & administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses					$ 0	$ 35,000	$ 300,000
Common stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of remaining stock					3 years
Expected dividend yield					0.00%	0.00%	0.00%
First Anniversary of Vesting Date [Member] | Common stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock vested percentage					25.00%
2006 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance					2,685,605
2006 Stock Incentive Plan [Member] | Common stock options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of stock options					10 years
2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance					562,282			4,809,000
Increase in common stock reserve for issuance		1,210,180
2013 Stock Incentive Plan [Member] | Common stock options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of stock options					10 years
2013 Stock Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in common stock reserve for issuance	1,243,823
Secondary Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares offered for public offering				6,037,500
Shares offering price per share			$ 11.50	$ 11.50
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in common stock reserve for issuance		302,545
Issuance of common stock available for grant					556,000
Purchase of common stock under ESPP					692,328	302,171
Common stock reserved for issuance description					The number of shares of common stock reserved for issuance increases on January 1 of each calendar year, from January 1, 2014 through January 1, 2023, by the lesser of (a) one percent (1%) of the number of shares issued and outstanding on the immediately preceding December 31, or (b) such lesser number of shares as determined by the Administrator.
Number of shares available for grant					78,459
Maximum percentage that employee can contribute for purchase of common stock					15.00%
Offering Period					2 years
Purchase Period					four six-month
ESPP [Member] | Date of Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock on date of purchase					85.00%
ESPP [Member] | Date of Purchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock on date of purchase					85.00%
ESPP [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common stock reserve for issuance to be increased								1.00%
ESPP [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in common stock reserve for issuance	310,955